Loans (Allowance for Loan Losses and Recorded Investment in Loans by Portfolio Class) (Parenthetical) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Accrued interest	$ 4,969	$ 5,522	$ 5,756